Borrowings - Summary of Borrowings (Parenthetical) (Detail) - CNY (¥) ¥ in Millions					12 Months Ended
	Mar. 16, 2020	Nov. 20, 2019	May 16, 2019	Feb. 21, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Secured bank borrowings [member]
Disclosure of detailed information about borrowings [line items]
Bank borrowings used to secure assets					¥ 0	¥ 0
Corporate bond [member]
Disclosure of detailed information about borrowings [line items]
Aggregate nominal value	¥ 1,000	¥ 1,500	¥ 2,000	¥ 3,000
Borrowings interest rate	2.95%	3.58%	3.72%	3.45%
Borrowings maturity period	3	3	3	3
Medium Term Notes [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate nominal value					¥ 3,800	¥ 9,000	¥ 8,000	¥ 1,000
Borrowings interest rate								3.20%
Borrowings maturity period					3	3		3
Medium Term Notes [Member] | Xiamen Airlines Company Limited [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate nominal value					¥ 100
Borrowings interest rate					3.00%
Borrowings maturity period					3
Medium Term Notes [Member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Aggregate nominal value					¥ 7,000
Medium Term Notes [Member] | Over One Year [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate nominal value					¥ 1,000
Medium Term Notes [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate					2.69%	2.90%	2.44%
Borrowings maturity period							3
Medium Term Notes [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate					2.95%	3.20%	3.28%
Borrowings maturity period							5